Income taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income taxes

22. Income taxes

Significant components of the current and deferred income tax recovery (expense) for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Years ended December 31,
	2022	2021	2020
	$	$	$
Current income tax recovery (expense)	—	109	(395)
Deferred tax:
Origination and reversal of temporary differences	2,885	1,291	1,509
Change in unrecognized tax assets	(2,885)	(1,291)	(1,509)
Total income tax recovery (expense)	—	109	(395)

From time to time, the Company is subject to tax audits. While the Company believes that its filing positions are appropriate and supportable, periodically, certain matters are challenged by tax authorities. Although the Company believes its tax provisions are adequate, the final determination of tax audits and any related disputes could be materially different from historical income tax provisions and accruals. In 2020, AEZS Germany underwent a tax audit regarding the taxation years 2013 to 2016. As of December 31, 2022 and 2021, the tax authorities concluded the audit for those years. The subsequent years remain unaudited, and the Company has accrued $108 as an uncertain tax provision for those years.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

The reconciliation of the combined Canadian federal and provincial corporate income tax rate to the income tax expense is provided below:

	Years ended December 31,
	2022	2021	2020

Combined Canadian federal and provincial statutory income tax rate	26.5%	26.5%	26.5%

	Years ended December 31,
	2022	2021	2020
	$	$	$
Income tax recovery based on combined statutory income tax rate	6,023	2,246	1,252
Change in unrecognized tax assets	(2,885)	(1,291)	(1,872)
Share issuance costs	—	367	363
Permanent difference attributable to impairment of goodwill	(2,407)	—	—
Impact of expiring investment tax credits	(1,559)	(1,724)	(481)
Provision to filed return adjustments	106	151	—
Permanent difference attributable to net change in fair value of warrant liability	—	—	304
Share-based compensation costs	(144)	(82)	(16)
Difference in statutory income tax rate of foreign subsidiaries	902	226	99
Uncertain tax position	—	—	(123)
Other	(36)	216	79
	—	109	(395)

Loss before income taxes is attributable to the Company’s tax jurisdictions as follows:

	Years ended December 31,
	2022	2021	2020
	$	$	$
Germany	(16,756)	(4,383)	(2,042)
Canada	(5,679)	(3,860)	(2,463)
United States	(292)	(234)	(218)
Total loss before income taxes	(22,727)	(8,477)	(4,723)

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2022	2021
	$	$
Deferred tax assets

Operating losses carried forward	582	205
Intangible assets	—	776
	582	981
Deferred tax liabilities

Accounts receivable	—	375
Payables and accrued liabilities	450	7
Property and equipment	55	47
Deferred revenues	—	492
Other	77	60
	582	981

Deferred tax assets (liabilities), net	—	—

Significant components of unrecognized deferred tax assets and losses are as follows:

	December 31,
	2022	2021
	$	$
Unrecognized deferred tax assets

Deferred revenues and other provisions	1,475	1,680
Operating losses carried forward	87,445	87,734
Capital losses carried forward	210	105
SR&ED Pool	9,138	9,138
Unused tax credits	1,559	2,945
Employee future benefits	1,317	3,396
Property and equipment	524	523
Intangible assets	95	—
Share issuance expenses	781	1,110
Other	294	84
Unrecognized deferred tax assets	102,838	106,715

Deferred income tax assets are recognized to the extent that the realization of the related tax benefit through reversal of temporary differences and future taxable profits is probable. Based on the current forecasted future taxable profits and reversal of temporary differences, the company does not believe it will have sufficient future earnings to offset the deferred tax assets and has an unrecognized deferred tax asset balance of $102,838.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

As of December 31, 2022, the Corporation has total accumulated non-capital losses of $84,234 federally and $82,833 provincially, which may be carried forward for twenty years and used to reduce taxable income in future years. The Corporation has not recognized deferred tax assets on any of the non-capital losses, due to the uncertainty that there will be sufficient taxable income or that the taxable temporary differences will be reversing in the same reporting period and jurisdiction. The losses will be expiring as follows:

	Canada
	Federal	Provincial
	$	$
2028	8,054	6,668
2029	4,791	4,773
2030	4,104	4,089
2031	1,753	1,737
2032	4,250	4,250
2033	3,721	3,721
2034	4,153	4,153
2035	10,418	10,452
2036	10,592	10,592
2037	7,343	7,343
2038	6,557	6,557
2039	3,501	3,501
2040	3,808	3,808
2041	4,822	4,822
2042	6,367	6,367
	84,234	82,833

The Company has non-refundable R&D investment tax credits of approximately $1,559 which can be carried forward to reduce Canadian federal income taxes payable and which expire at dates ranging from 2023 to 2035. Furthermore, the Company has unrecognized tax assets in respect of operating losses to be carried forward in Germany and in the US. The federal tax losses amount to approximately $208,656 in Germany (€ 195,006) for which there is no expiry date, and to $5,095 in the US. The losses in the US will be expiring as follows:

United States
$
2028	369
2029	178
2034	151
2035	447
2036	195
2037	709
indefinite	1,224
indefinite	771
indefinite	516
indefinite	535
5,095

The operating loss carryforwards and the tax credits claimed are subject to review, and potential adjustment, by tax authorities. Other deductible temporary differences for which tax assets have not been booked are not subject to a time limit, except for share issuance expenses which are amortizable over five years.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)